Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Accounts payable	$12,068,175	$7,485,923	$11,090,101
Accrued expenses	431,975	412,782	261,804
Accrued warranty cost	158,966	154,155	152,912
Total	$12,659,116	$8,052,860	$11,504,817